sec13f-093008
				UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      02/11/2011
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 177

Form 13F Information Table Value Total:  $109,970 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 12/31/10
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM 	   002824100 	 79    1,644  SH        SOLE		       1,644
Aberdeen Asia-Pacific Income Fund    COM	   003009107  4,687  694,302  SH	SHARED		     678,852 15,450
Aberdeen Australia Equity Fund       COM	   003011103	217   18,084  SH	SHARED		      16,304  1,780
Accenture PLC                        COM CLASS A   G1151C101	102    2,100  SH	SOLE		       2,100
Achillion Pharmaceuticals Inc        COM	   00448Q201	  7    1,600  SH	SOLE		       1,600
Adams Express Company                COM	   006212104	241   22,400  SH	SHARED		       2,585 19,815
Alcoa Inc                            COM	   013817101	 91    5,924  SH	SOLE		       5,924
Alexander & Baldwin Inc              COM	   014482103  2,547   63,633  SH	SOLE		      63,633
Amarin Corporation PLc               ADR NEW	   023111206     16    2,000  SH	SOLE		       2,000
American Express CO                  COM	   025816109    129    3,000  SH	SOLE		       3,000
Andersons Inc                        COM	   034164103  1,428   39,277  SH	SOLE		      39,277
Apartment Invt & Mgmt CO	     CL A	   03748R101	  2	  60  SH	SOLE			  60
Apple Inc	                     COM	   037833100	 97	 300  SH	SOLE			 300
Archer Daniels Midland Co            COM	   039483102  2,656   88,310  SH	SHARED		      81,245  7,065
Ariad Pharmaceutical Inc             COM	   04033A100	  5    1,000  SH	SOLE		       1,000
Avista Corp                          COM	   05379B107	205    9,090  SH	SOLE		       9,090
Bank of America Corp                 COM	   060505104	147   11,000  SH	SOLE		      11,000
Barrick Gold Corp                    COM	   067901108	310    5,833  SH	SOLE		       5,833
Berkshire Hathaway Inc - B           COM CL B NEW  084670702	 38 	 480  SH	SOLE			 480
Boardwalk Pipeline Partners LP       UT LTD PRTNR  096627104	579   18,605  SH	SHARED		      17,905    700
Boeing Co                            COM	   097023105	 99    1,515  SH	sOLE		       1,515
Brazilian Telecommunications SA      ADR	   879287308	  0	  40  SH	SOLE			  40
Bristol Myers Squibb Co              COM	   110122108	 19	 700  SH 	SOLE			 700
California Water Service Group       COM	   130788102  1,282   34,410  SH 	sOLE		      34,410
Canadian Natural Resources Ltd       COM	   136385101	  9  	 200  SH	SOLE			 200
Canadian Pacific Railway Ltd         COM	   13645T100  3,134   48,361  SH 	SHARED		      47,711    650
Caterpillar Inc                      COM	   149123101	 94    1,000  SH	SOLE		       1,000
Cenovus Energy Inc                   COM	   15135U109  4,369  131,446  SH	SHARED		     122,661  8,785
Central Fund of Canada Ltd           CL A	   153501101  2,129  102,680  SH	SHARED		     100,150  2,530
Chevron Corp                         COM	   166764100      9 	  96  SH	SOLE			  96
Chico's FAS Inc                      COM	   168615102	  3      230  SH	SOLE			 230
Cincinnati Financial Corp            COM	   172062101	  3  	  81  SH	SOLE			  81
Cisco Systems Inc                    COM	   17275R102	 28    1,365  SH	SOLE		       1,365
Citigroup Inc                        COM           172967101	 71   15,000  SH	SOLE	              15,000
Citigroup Inc 		             CALL          172967901    378   80,000      CALL	sOLE
Coca Cola Co                         COM	   191216100    292    4,435  SH 	SHARED	 	       4,115    320
ConocoPhillips                       COM	   20825C104  1,619   23,775  SH	SHARED		      23,475 	300
Consolidated-Tomoka Land Co          COM	   210226106    253    8,750  SH	SHARED	 	       8,265	485
Contango Oil & Gas Co                COM NEW	   21075N204     17	 300  SH	SOLE			 300
Corning Inc                          COM	   219350105  3,124  161,700  SH	SOLE		     161,700
Cummins Inc                          COM	   231021106	 88      800  SH	SOLE			 800
CVS Caremark Corp                    COM	   126650100	  3 	  75  SH	SOLE			  75
DB Commodity Index Fund              UNIT BEN INT  73935S105	  7	 260  SH	SOLE			 260
Deere & Co                           COM	   244199105	 50 	 600  SH	SOLE			 600
Dendreon Corp                        COM	   24823Q107 	 42    1,200  SH 	SOLE		       1,200
Diageo Plc                           ADR NEW	   25243Q205	 12 	 157  SH	SOLE		         157
DirecTV                              COM CL A	   25490A101	 80    2,000  SH	SOLE	 	       2,000
Duke Energy Corp                     COM	   26441C105	253   14,210  SH	sOLE	              14,210
Ecopetrol SA ADR	   	     ADS	   279158109	 33      750  SH	SHARED				750
Edison International                 COM	   281020107	 77    2,000  SH 	SOLE		       2,000
EI du Pont de Nemours & Co           COM	   263534109  1,913   38,345  SH 	SOLE		      38,345
EMC Corp                             COM	   268648102    126    5,500  SH	SOLE		       5,500
Enbridge Energy                      COM	   29250R106	  3	  51  SH	SOLE			  51
EnCana Corp                          COM	   292505104  1,831   62,866  SH	SHARED		      61,766  1,100
Ensco PLC  	                     ADR	   29358Q109  2,553   47,835  sH	SOLE		      47,835
Exxon Mobil Corp                     COM	   30231G102  3,354   45,864  SH   	SHARED		      45,694    170
FirstEnergy Corp                     COM	   337932107	  8	 215  SH	SOLE			 215
Fluor Corp                           COM	   343412102    119    1,800  SH   	SOLE	               1,800
Freeport-McMoRan Copper & Gold Inc   COM	   35671D857 	  2 	  14  SH	SOLE			  14
FreightCar America Inc               COM	   357023100    431   14,880  SH	SOLE		      14,880
General Electric Co                  COM	   369604103	  2 	 100  SH	SOLE			 100
Goldcorp Inc                         COM	   380956409    919   19,980  SH	SHARED		      19,580    400
Google Inc                           COM CL A	   38259P508      7 	  12  SH	SOLE			  12
Gorman Rupp Co                       COM	   383082104 	 27 	 820  SH	SOLE	 		 820
Hess Corporation                     COM	   42809H107    100    1,300  SH	SOLE		       1,300
Home Depot Inc                       COM	   437076102	  5 	 150  SH	SOLE			 150
Icagen Inc                           COM NEW	   45104P500 	  4    2,000  SH	SOLE		       2,000
Imperial Oil Ltd                     COM NEW	   453038408  3,684   90,910  SH	SHARED	 	      90,410    500
Incyte Corp                          cOM	   45337C102 	  5 	 300  SH	SOLE			 300
Intel Corp                           COM	   458140100	 74    3,500  SH	SOLE		       3,500
iShares COMEX Gold Trust             ETF	   464285105  9,014  648,495  SH	SHARED		     613,095 35,400
iShares Lehman 1-3Y Treasury Fund    ETF	   464287457	 95    1,134  SH	SOLE		       1,134
iShares MSCI Brazil Index            ETF	   464286400	  4       55  SH	SOLE			  55
iShares MSCI Emerging Markets Index  ETF 	   464287234  1,931   40,535  SH	SHARED		      40,035    500
iShares MSCI Japan Index             ETF	   464286848	  2      200  SH	SOLE			 200
iShares MSCI Mexico Index            ETF	   464286822	  3 	  50  SH	SOLE			  50
iShares MSCI Singapore Index         ETF	   464286673	  3 	 225  SH	SOLE			 225
iShares MSCI Taiwan Index            ETF	   464286731	  5      350  SH	SOLE		         350
iShares S&P Natural Res. Index Fund  ETF	   464287374	  3 	  65  SH	SOLE	 	 	  65
Ista Pharmaceuticals Inc             COM NEW	   45031X204	  6    1,200  SH	SOLE		       1,200
Johnson & Johnson                    COM	   478160104	  4 	  60  SH	SOLE			  60
Johnson Controls Inc                 COM	   478366107    107    2,800  SH	SOLE	 	       2,800
JP Morgan Chase & Co                 COM	   46625H100	 64    1,500  SH	SOLE		       1,500
Juniper Networks Inc                 COM	   48203R104	 48    1,300  SH	SOLE	 	       1,300
Kellogg Co                           COM	   487836108	  5 	 100  SH	SOLE			 100
Kimco Realty Corp                    COM	   49446R109 	  9	 480  SH	SOLE		         480
Kohls Corp                           COM	   500255104	 98    1,800  SH	SOLE		       1,800
Liberty Global Inc - A               COM SER A	   530555101	 14	 400  SH	SOLE			 400
Liberty Global Inc - C               COM SER C	   530555309	 14 	 400  SH	SOLE		         400
Liberty Media Corp - Capital         COM SER A	   53071M302	 31 	 500  SH	SOLE			 500
Liberty Media Corp - Interactive     COM SER A	   53071M104 	 32    2,000  SH	SOLE		       2,000
Liberty Media Corporation            COM A	   53071M708     27      400  SH 	SOLE			 400
Lindsay Corp                         COM	   535555106    839   14,115  SH	SOLE		      14,115
Lowe's Companies Inc                 COM	   548661107    157    6,265  SH        SOLE		       6,265
Mako Surgical Corp                   COM	   560879108	  6      400  SH	SOLE			 400
MannKind Corp                        COM	   56400P201 	  5 	 590  SH	SOLE			 590
Market Vectors Gold Miners	     ETF	   57060U100  4,944   80,435  SH  	SHARED		      78,299  2,136
Market Vectors Renminbi/USD	     ETN	   61747W257    203    5,000  SH	SOLE		       5,000
McDonald's Corp                      COM	   580135101    294    3,829  SH  	SOLE		       3,829
Medco Health Solutions Inc           COM	   58405U102    113    1,842  SH  	SOLE		       1,842
Merck & Co Inc                       COM	   58933Y105	 16 	 450  SH	SOLE		         450
Microsoft Corp                       COM	   594918104	  6	 203  SH	SOLE			 203
Morgan Stanley China A Shares Fund   COM	   617468103    130    4,766  SH	SHARED			      4,766
Mosaic Co                            COM	   61945A107 	  0 	   2  SH	SOLE			   2
National Fuel Gas                    COM	   636180101  1,858   28,321  SH	SOLE		      28,321
National-Oilwell Varco Inc           COM	   637071101  2,823   41,975  SH	SHARED		      41,530    445
Newmont Mining Corp                  COM	   651639106  1,007   16,390  SH	SOLE		      16,390
NextEra Energy Inc                   COM	   65339F101  2,362   45,430  SH	SHARED		      43,310  2,120
Norfolk Southern Corp                COM	   655844108     78    1,242  SH	SOLE		       1,242
Novagold Res Inc                     COM NEW	   66987E206     86    6,000  SH	SOLE	 	       6,000
Nucor Corp                           COM	   670346105     53    1,200  SH 	SOLE		       1,200
Nuveen Municipal Value Fund          COM	   670928100	 11    1,200  SH  	SOLE		       1,200
Onyx Pharmaceuticals                 COM	   683399109	  6      150  SH	SOLE			 150
Oracle Corp                          COM	   68389X105    119    3,800  SH	SOLE		       3,800
Pepco Hldgs Inc 	             COM	   713291102	 90    4,905  SH	SOLE	 	       4,905
PepsiCo Inc                          COM	   713448108	 27      420  SH	SOLE			 420
Petroleo Brasileiro SA               ADR	   71654V408 	  8 	 200  SH	SOLE			 200
Pfizer Inc                           COM	   717081103	  2 	  96  SH	SOLE			  96
Pinnacle West Capital Corp           COM	   723484101  1,732   41,785  SH	SHARED 		      40,785  1,000
Plum Creek Timber Company Inc        COM	   729251108  1,990   53,131  SH	SHARED		      43,711  9,420
PNC Financial Services Group Inc     COM	   693475105	 79    1,300  SH	SOLE		       1,300
Pope Resources LP                    DPSTRY RCPT   732857107    827   22,482  SH	SHARED		      22,287    195
Potlatch Corp                        COM	   737630103  3,800  116,738  SH	SHARED	 	     104,661 12,077
PowerShares DB Agriculture Fund      ETF	   73936B408     13      415  SH	SOLE			 415
PowerShares Water Resources          ETF	   73935X575      2 	 110  SH	SOLE			 110
Primoris Services Corporation        COM	   74164F103     29    3,000  SH	SOLE		       3,000
Progress Energy Inc                  COM	   743263105	 37      855  SH	SOLE			 855
Proshares UltraShort 20+Yr Treasury  ETF	   74347R297	  4	 100  SH	SOLE			 100
Prudential Finl Inc                  COM	   744320102    117    2,000  SH	SOLE		       2,000
Public Storage Inc                   COM	   74460D109     15      150  SH	SOLE	 		 150
Rayonier Inc                         COM	   754907103  2,364   45,014  SH	SHARED		      44,714    300
Raytheon Co                          COM NEW	   755111507    374    8,066  SH	SOLE		       8,066
Reliance Steel & Aluminum Co         COM	   759509102     26	 500  SH	SOLE		         500
Royal Dutch Shell                    ADR A	   780259206	 82    1,225  SH	SOLE		       1,225
Royal Dutch Shell Plc ADR            ADR B	   780259107    290    4,355  SH	SHARED		       1,055  3,300
SAIC Inc                             COM	   78390X101 	 39    2,484  SH	SOLE		       2,484
Sanofi-Aventis SA ADR                ADR	   80105N105  1,341   41,595  SH	SHARED		      40,945    650
Seaboard Corp                        COM	   811543107    175       88  SH	SOLE		          88
Sensient Technologies Corp           COM	   81725T100  1,291   35,155  SH	SHARED		      28,655  6,500
Sirius XM Radio Inc                  COM	   82967N108      6    3,500  SH	SOLE		       3,500
Southern Co                          COM	   842587107    621   16,250  SH	SOLE		      16,250
Southwestern Energy Co               COM	   845467109     60    1,600  SH	SOLE		       1,600
SPDR Gold Trust                      ETF	   78463V107  5,169   37,261  SH	SHARED	 	      34,011  3,250
SPDR Select Sector Energy	     ETF	   81369Y506    348    5,100  SH	SHARED			      5,100
Spectra Energy Corp                  COM	   847560109  2,287   91,520  SH	SHARED		      90,720    800
St Joe Company                       COM	   790148100    355   16,262  SH	SOLE		      16,262
Standard Pacific                     COM	   85375C101	  5    1,000  SH	SOLE	 	       1,000
Stanley Black & Decker Inc           COM	   854502101    134    2,000  SH	SOLE	 	       2,000
Staples Inc                          COM	   855030102	 12      540  SH	SOLE			 540
Stratus Pptys Inc                    COM NEW	   863167201	  0        1  SH	SOLE			   1
Swiss Helvetia Fund Inc              COM	   870875101 	  2 	 163  SH	SOLE			 163
Syngenta			     ADR	   87160A100    109    1,850  SH	SHARED		       	      1,850
TECO Energy Inc                      COM	   872375100  4,557  256,012  SH	SHARED		     255,237    775
Tejon Ranch Co                       COM	   879080109    256    9,280  SH	SHARED		       9,030    250
Templeton Emerging Markets Fund      COM	   880191101	  3 	 110  SH	SOLE			 110
Teva Pharmaceutical                  ADR	   881624209    254    4,865  SH	SOLE	 	       4,865
Texas Pacific Land Trust             SUB CTF I T   882610108	 56    1,545  SH	SOLE		       1,545
THQ Inc                              COM NEW	   872443403	  6    1,000  SH	SOLE		       1,000
TiVo Inc                             COM	   888706108	  1      100  SH	SOLE			 100
Tootsie Roll Industries              COM	   890516107    184    6,352  SH	SOLE		       6,352
Total SA                             ADR	   89151E109    965   18,040  SH	SOLE		      18,040
Ultra Financials ProShares           ETF	   74347X633      7 	 100  SH	SOLE			 100
Union Pacific Corp                   COM	   907818108	 64      690  SH	SOLE			 690
US SPDR S&P Dividend                 ETF	   78464A763	  8      150  SH	SOLE			 150
Vale SA		                     ADR	   91912E105	 80    2,300  SH	SOLE		       2,300
Vanguard Value 	                     ETF	   922908744	  3       50  SH	SOLE			  50
Vertex Pharmaceuticals Inc           COM	   92532F100 	  7      200  SH	SOLE			 200
Vivus Inc                            COM	   928551100 	  4 	 400  SH	SOLE			 400
Volcom Inc                           COM	   92864N101 	  1       30  SH	SOLE			  30
Wabco Holdings Inc                   COM	   92927K102 	 61    1,000  SH	SOLE		       1,000
Walt Disney Co                       COM	   254687106	 61    1,625  SH	SOLE		       1,625
Weatherford International Ltd        REG	   H27013103    141    6,200  SH	SOLE 		       6,200
Wellpoint Inc                        COM	   94973V107     85    1,500  SH	SOLE	 	       1,500
Western Digital Co                   COM	   958102105  2,592   76,455  SH	SOLE		      76,455
Western Union Co                     COM	   959802109  1,019   54,895  SH	SHARED		      49,005  5,890
Weyerhaeuser Co                      COM	   962166104  2,736  144,507  SH 	SHARED		     143,284  1,223
Ziopharm Oncology Inc                COM	   98973P101      7    1,500  SH	SOLE		       1,500